Customer deposits (Tables)	6 Months Ended
Jun. 30, 2024
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	30 June 2024	31 December 2023
Current accounts / Overnight deposits	225,865	221,773
Savings accounts	349,910	334,296
Time deposits	113,104	92,154
Other	3,699	2,053
	692,577	650,276